Note 14 - Summarized Financial Information of Citizens Holding Company	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

Note 14. Summarized Financial Information of Citizens Holding Company

Summarized financial information of Citizens Holding Company, excluding the Bank, at December 31, 2023 and December 31, 2022, and for the years ended December 31, 2023, 2022 and 2021, is as follows:

Balance Sheets

December 31, 2023 and 2022

	2023	2022
Assets
Cash (1)	$234	$526
Investment in bank subsidiary (1)	60,061	56,373
Other assets (1)	478	444
Total assets	$60,773	$57,343

Liabilities
Secured line of credit	$18,000	$18,000
Accrued interest payable	-	318
Total liabilities	$18,000	$18,318

Shareholders’ equity	42,773	39,025
Total liabilities and shareholders’ equity	$60,773	$57,343

(1)	Fully or partially eliminates in consolidation.

Income Statements

Years Ended December 31, 2023, 2022 and 2021

	2023	2022	2021
Interest income(1)	$-	$-	$1

Other income
Dividends from bank subsidiary(1)	5,383	6,128	4,104
Equity in undistributed earnings of bank subsidiary(1)	(2,110)	4,546	3,995
Other income	7	21	-
Total other income	3,280	10,695	8,099
Other expense	1,872	1,417	820
Income before income taxes	1,408	9,278	7,280
Income tax benefit	(446)	(342)	(214)
Net income	$1,854	$9,620	$7,494

(1)	Eliminates in consolidation.

Statements of Cash Flows

Years Ended December 31, 2023, 2022 and 2021

	2023	2022	2021
Cash flows from operating activities
Net income	$1,854	$9,620	$7,494
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed loss (earnings) of the Bank	2,109	(4,546)	(3,995)
(Gain) on sale of real estate acquired in foreclosure	(21)	-	-
Writedown on Other Real Estate	37	-	-
Stock compensation expense	140	157	161
Increase in other assets	(32)	(94)	(60)
Increase (decrease) in other liabilities	(320)	318	-
Net cash provided by operating activities	3,767	5,455	3,600

Cash flows from investing activities
Decrease (increase) in ownership in subsidiary	$-	$38	$(18,000)
Increase in other real estate owned	(38)	(38)	-
Proceeds from sale of other real estate owned	21	21	-
Net cash (used in) provided by investing activities	(17)	21	(18,000)

Cash flows from financing activities
Dividends paid to shareholders	$(4,042)	$(5,377)	$(5,370)
Proceeds from borrowings on secured line of credit	-	-	18,000
Net cash (used in) provided by financing activities	(4,042)	(5,377)	12,630
Net (decrease) increase in cash	(292)	99	(1,770)
Cash, beginning of year	526	427	2,197
Cash, end of year	$234	$526	$427

The Bank is required to obtain approval from state regulators before paying dividends.